S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Jan. 26, 2026 USD ($) $ / shares shares
Class B Ordinary Shares [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	5,750,000
Sponsor [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.0001
Sponsor [Member] | Private Units [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	350,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10.00
ClearThink 1 Sponsor Manager LLC [Member] | Private Units [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	350,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 3,500,000
ClearThink 1 Sponsor Manager LLC [Member] | Class B Ordinary Shares [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	5,750,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Working Capital [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10.00